Shareholder Report	12 Months Ended
Jul. 31, 2025 USD ($) holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	EA Series Trust
Entity Central Index Key	0001592900
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2025
C000244815 [Member]
Shareholder Report [Line Items]
Fund Name	TBG Dividend Focus ETF
Class Name	TBG Dividend Focus ETF
Trading Symbol	TBG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the TBG Dividend Focus ETF (the “Fund”) for the period of August 1, 2024 to July 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://tbgdividendgrowth.com/.
Additional Information Phone Number	(215) 330-4476
Additional Information Website	https://tbgdividendgrowth.com/
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$62	0.59%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?

The Fund returned 10.52% (NAV) vs. 16.33% for the S&P 500 Index for the Period. The Fund’s concentration in high-quality, high-free-cash-flow businesses with growing dividends that are trading at a discount to current market valuation multiples contributed to the Fund's performance during the Period. The Fund’s intentional lean towards cyclical, defensive names resulted in less participation in the outsized gains of higher-growth, multiple-expansion sectors, such as Technology, that drove broader market returns during the Period.
Notably, 32 of the Fund’s 33 holdings increased their dividends during the Period. Through bottom-up, fundamental analysis, the Fund strives to identify well-run companies that, through strong balance sheets & healthy earnings, demonstrate a commitment to both growing their dividends and reinvesting in themselves to maintain competitive market positioning.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Nov. 06, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 160,776,847
Holdings Count | holding	34
Advisory Fees Paid, Amount	$ 637,675
Investment Company, Portfolio Turnover	26.00%
Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)
Consumer Staples	14.6%
Energy	13.3%
Health Care	12.7%
Financials	12.5%
Real Estate	11.5%
Information Technology	8.9%
Utilities	5.8%
Industrials	4.8%
Communication Services	4.4%
Materials	3.7%
Consumer Discretionary	2.8%
Cash and Cash Equivalents	5.0%

TOP 10 HOLDINGS (as a % of Net Assets)
Simon Property Group, Inc.	4.6%
Verizon Communications, Inc.	4.3%
Chevron Corp.	4.0%
Cisco Systems, Inc.	3.9%
Merck & Co., Inc.	3.8%
Enterprise Products Partners LP	3.8%
Blackstone, Inc.	3.8%
LyondellBasell Industries NV - Class A	3.7%
Energy Transfer LP	3.5%
PepsiCo, Inc.	3.4%